UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04450

Franklin Templeton Global Trust_
(Exact name of registrant as specified in charter)

__One Franklin Parkway, San Mateo, CA  94403-1906_
(Address of principal executive offices)        (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906_
(Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
April 30, 2016

Templeton Hard Currency Fund

A SERIES OF FRANKLIN TEMPLETON GLOBAL TRUST

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Contents

Semiannual Report
Templeton Hard Currency Fund	3
Performance Summary	6
Your Fund’s Expenses	8
Financial Highlights and Statement of Investments	9
Financial Statements	12
Notes to Financial Statements	15
Shareholder Information	25

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Semiannual Report

Templeton Hard Currency Fund

This semiannual report for Templeton Hard Currency Fund covers the period ended April 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The Fund seeks to achieve its goal by investing at least 80% of its net assets in investments denominated in hard currencies (as defined in the prospectus). The Fund normally invests mainly in high-quality short-term money market instruments and currency forward contracts denominated in foreign hard currencies. The Fund focuses on countries and markets that historically have experienced low inflation rates and that, in the investment manager’s view, follow economic policies conducive to continued low inflation rates and currency appreciation versus the U.S. dollar over the long term.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Performance Overview

The Fund’s Class A shares had a -2.51% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the J.P. Morgan (JPM) 3 Month Global Cash Index, which tracks total returns of short-term euro-currency deposits, posted a +3.95% total return for the same period.1 The Fund typically does not attempt to directly match the composition of the index; thus the results are not directly comparable. The U.S. dollar depreciated 4.31% relative to its major trading partners during the period.2 In particular, the U.S. dollar depreciated 3.55% versus the euro and lost 11.34% versus the Japanese yen.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global markets experienced periods of heightened volatility during the six-month period, as declines in oil prices and concerns about economic conditions in China and growth across the globe appeared to have negative effects on investor sentiment. At the start of the period, markets were largely in a broad recovery from the volatility of the summer months of 2015. However, global market volatility re-escalated in January 2016 as oil prices dropped below US$30 per barrel and investors renewed their concerns over global growth and economic conditions in China. Consequently, we saw a resurgence in risk aversion across emerging markets and broad strength in the U.S. dollar. In our assessment, much of the volatility was an overreaction as markets appeared to overestimate the global aggregate demand concerns.

During the period, the European Central Bank (ECB) conducted quantitative easing (QE) with the aim of increasing the size of its balance sheet to a level higher than its previous peak, stating intentions to continue its asset purchases until it sees a sustained adjustment in the path of inflation. Concurrently, the Bank of Japan continued deploying massive QE measures. We anticipated that the QE programs would put downward pressure on the euro and Japanese yen during the period while keeping bond yields low in their respective countries. At times the euro and Japanese yen depreciated on fundamentals; however, during periods of risk aversion the currencies occasionally rallied, acting as perceived safe havens. On the whole, the euro appreciated 3.68% against the U.S. dollar during the six-month period and the Japanese yen appreciated 12.79%.

1. Source: J.P. Morgan.
The index is unmanaged and includes reinvested distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Federal Reserve H.10 Report.
3. Source: FactSet.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 11.

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TEMPLETON HARD CURRENCY FUND

The U.S. Federal Reserve (Fed) finally raised its policy rate by 25 basis points (bps) at its December 2015 meeting, marking the first increase in the federal funds rate since 2006 and the first non-zero rate policy since 2008. Despite the move toward tightening policy, the Federal Open Market Committee stressed that monetary policy would remain highly accommodative and that the pace of future increases would be gradual. Although bond yields initially shifted higher across much of Europe, Asia ex-Japan and Latin America, they subsequently declined in 2016 as risk aversion returned and oil prices dropped below US$30 per barrel.

Despite the return of market pessimism in early 2016, we continued to believe that fears of global deflation were unwarranted and that markets were overestimating the extent to which lower headline inflation reflected structurally weaker global demand. In our view, there were more risks of inflation moving to the upside than to the downside, yet markets appeared to price in deflation and downside risks. Additionally, markets seemed to regard emerging economies as being in near-crisis condition, reacting as if conditions were worse than the 2008 global financial crisis or the Asian financial crisis of 1997 and 1998. However, several emerging market economies were in far better shape, by our assessment, with larger foreign reserves and more diversified, growing economies. We were focused on the opportunity sets in specific emerging market currencies and believed that fears of a systemic crisis across the asset class were exaggerated.

Over the final weeks of February, risk appetites returned and several local-currency markets rallied, creating a positive trend for global markets that largely carried through to the close of the period in April. In March and April, we saw strengthening in several emerging market currencies as the U.S. dollar continued to broadly weaken. The Fed reduced its projected number of rate hikes for 2016 from four to two, which had the effect of implicitly easing monetary policy. Consequently, the U.S. dollar weakened overall during the period, while global currencies broadly appreciated.

Investment Strategy

In making investments in foreign hard currencies and in instruments denominated in foreign hard currencies, we focus on countries and markets that historically have experienced low inflation rates and, in our opinion, follow economic policies favorable for continued low inflation rates and currency appreciation against the U.S. dollar over the long term. We may invest substantially in a combination of U.S. dollar-denominated securities (which may include shares of an affiliated money market fund) and currency forward contracts.

Currency Breakdown*
4/30/16
% of Total
Net Assets
Asia Pacific	54.3%
Singapore Dollar	24.5%
Hong Kong Dollar	24.4%
Malaysian Ringitt	5.4%
Americas	45.7%
U.S. Dollar	31.3%
Mexican Peso	13.9%
Canadian Dollar	0.5%

*Percentages reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Manager’s Discussion

The U.S. dollar broadly depreciated against a majority of currencies during the period as U.S. monetary policy softened in March and global volatility diminished in the second half of the period. The Fund remained positioned in select emerging market currencies that we believe have the potential to outperform other currencies over the long term.

Europe

The Fund’s lack of exposure to the euro detracted from relative performance against its benchmark JPM 3 Month Global Cash Index as the euro appreciated against the U.S. dollar. A lack of exposure to the Danish krone and the Swedish krona also detracted from relative return, while a lack of exposure to the British pound contributed.

Asia Pacific

Overall currency positioning in Asia detracted from absolute performance, particularly the South Korean won. However, exposure to the Singapore dollar and Malaysian ringgit contributed. On a relative basis, the Fund’s overweighted exposure to the South Korean won during most of the period detracted from relative performance as did underweighted exposure to the Japanese yen and the Australian dollar. However, the Fund’s overweighted exposure to the Singapore dollar and Malaysian ringgit contributed.

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TEMPLETON HARD CURRENCY FUND

Americas

Currency positioning in the Americas detracted from absolute and relative performance. The Fund’s exposure to the Mexican peso detracted from absolute returns. On a relative basis, the Fund’s underweighted exposure to the Canadian dollar detracted from relative performance as did overweighted exposure to the Mexican peso.

Thank you for your continued participation in Templeton Hard Currency Fund. We look forward to serving your future investment needs.

Please note that although the Fund’s Statement of Investments on page 11 of this report indicates the Fund held 48.9% of its total investments in U.S. dollar-denominated assets as of April 30, 2016, its net exposure to the U.S. dollar as of that date was +31.3%. The difference is explained by the Fund’s holdings of currency forward contracts (please see Statement of Investments on page 11 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar denominated instruments with “long” currency forward contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON HARD CURRENCY FUND

Performance Summary as of April 30, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	4/30/16	10/31/15		Change
A (ICPHX)	$7.78	$7.98	-$	0.20
Advisor (ICHHX)	$7.87	$8.07	-$	0.20

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

			Value of	Average Annual	Total Annual Operating Expenses[6]
	Cumulative	Average Annual	$10,000	Total Return
Share Class	Total Return[2]	Total Return[3]	Investment[4]	(3/31/16)[5]	(with waiver)	(without waiver)
A					1.18%	1.24%
6-Month	-2.51%	-4.66%	$9,534
1-Year	-8.47%	-10.57%	$8,943	-8.26%
5-Year	-21.84%	-5.24%	$7,639	-4.58%
10-Year	+5.48%	+0.30%	$10,308	+0.70%
Advisor					0.93%	0.99%
6-Month	-2.48%	-2.48%	$9,752
1-Year	-8.28%	-8.28%	$9,172	-5.98%
5-Year	-20.77%	-4.55%	$7,923	-3.90%
10-Year	+8.46%	+0.82%	$10,846	+1.23%

	30-Day Standardized Yield[7]
Share Class	(with waiver)	(without waiver)
A	-0.86%	-1.00%
Advisor	-0.64%	-0.77%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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TEMPLETON HARD CURRENCY FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including economic instability and political developments. The Fund’s assets are largely invested in foreign currencies, and therefore involve the potential for significant gain or loss from currency exchange rate fluctuations. The Fund does not seek to maintain a stable net asset value and should not be considered a substitute for a U.S. dollar money market fund. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

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TEMPLETON HARD CURRENCY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

In this illustration, the estimated expenses paid this period are
$64.50	.

		Beginning Account	Ending Account	Expenses Paid During
Share Class		Value 11/1/15	Value 4/30/16	Period* 11/1/15–4/30/16
A
Actual		$1,000	$974.90	$5.79
Hypothetical (5% return before expenses)		$1,000	$1,019.00	$5.92
Advisor
Actual		$1,000	$975.20	$4.42
Hypothetical (5% return before expenses)		$1,000	$1,020.39	$4.52

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.18%; and Advisor: 0.90%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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FRANKLIN TEMPLETON GLOBAL TRUST

Financial Highlights
Templeton Hard Currency Fund
	Six Months Ended
	April 30, 2016		Year Ended October 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.98	$8.97	$9.41	$9.54	$9.98	$10.21
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	(0.07)	(0.07)	(0.06)	(0.02)	(—)[c]
Net realized and unrealized gains (losses)	(0.16)	(0.92)	(0.37)	(0.07)	(0.01)	0.34
Total from investment operations	(0.20)	(0.99)	(0.44)	(0.13)	(0.03)	0.34
Less distributions from net investment income
and net foreign currency gains	—	—	—	(—)[c]	(0.41)	(0.57)
Net asset value, end of period	$7.78	$7.98	$8.97	$9.41	$9.54	$9.98

Total return[d]	(2.51)%	(11.04)%	(4.68)%	(1.36)%	(0.13)%	3.62%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates and expense reduction	1.31%	1.20%	1.15%	1.07%	1.06%	1.05%
Expenses net of waiver and payments by
affiliates and expense reduction	1.18%	1.14%	1.11%	1.07%[f]	1.06%	1.05%
Net investment income (loss)	(1.02)%	(0.86)%	(0.73)%	(0.61)%	(0.17)%	(0.03)%

Supplemental data
Net assets, end of period (000’s)	$67,574	$81,638	$173,792	$265,152	$376,926	$463,128

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TEMPLETON GLOBAL TRUST
FINANCIAL HIGHLIGHTS

Templeton Hard Currency Fund (continued)
Six Months Ended
	April 30, 2016		Year Ended October 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.07	$9.05	$9.47	$9.56	$10.01	$10.28
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.05)	(0.04)	(0.03)	0.01	0.03
Net realized and unrealized gains (losses)	(0.17)	(0.93)	(0.38)	(0.06)	(0.02)	0.35
Total from investment operations	(0.20)	(0.98)	(0.42)	(0.09)	(0.01)	0.38
Less distributions from net investment income
and net foreign currency gains	—	—	—	(—)[c]	(0.44)	(0.65)
Net asset value, end of period	$7.87	$8.07	$9.05	$9.47	$9.56	$10.01

Total return[d]	(2.48)%	(10.83)%	(4.44)%	(0.94)%	0.08%	4.00%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates and expense reduction	1.03%	0.94%	0.87%	0.79%	0.78%	0.75%
Expenses net of waiver and payments by
affiliates and expense reduction	0.90%	0.88%	0.83%	0.79%[f]	0.78%	0.75%
Net investment income (loss)	(0.74)%	(0.60)%	(0.45)%	(0.33)%	0.11%	0.27%

Supplemental data
Net assets, end of period (000’s)	$20,426	$25,629	$59,660	$104,673	$150,025	$236,712

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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				FRANKLIN TEMPLETON GLOBAL TRUST

Statement of Investments, April 30, 2016 (unaudited)
Templeton Hard Currency Fund
					Principal
					Amount		Value

Foreign Government and Agency Securities 48.4%
Government of Singapore, senior bond, 3.75%, 9/01/16					12,500,000	SGD	$9,392,070
[a] Hong Kong Treasury Bill,
8/31/16					83,000,000	HKD	10,696,539
9/07/16					40,000,000	HKD	5,154,690
11/02/16					42,000,000	HKD	5,409,620
[a] Singapore Treasury Bill, 11/01/16					16,100,000	SGD	11,924,583
Total Foreign Government and Agency Securities (Cost $41,405,150)							42,577,502

					Shares

Money Market Funds (Cost $43,088,654) 48.9%
[b,c] Institutional Fiduciary Trust Money Market Portfolio					43,088,654		43,088,654
Total Investments (Cost $84,493,804) 97.3%							85,666,156
Other Assets, less Liabilities 2.7%							2,333,628
Net Assets 100.0%							$87,999,784

[a]The security is traded on a discount basis with no stated coupon rate.
[b]Non-income producing.
[c]See Note 3(f) regarding investments in affiliated management investment companies.

At April 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Mexican Peso	DBAB	Buy	91,836,169	$5,785,138	6/15/16	$—	$(468,281)
Mexican Peso	DBAB	Sell	8,000,000	462,749	6/15/16	—	(411)
South Korean Won	JPHQ	Buy	1,358,368,000	1,169,012	6/15/16	16,042	—
South Korean Won	JPHQ	Sell	1,358,368,000	1,102,124	6/15/16	—	(82,929)
Mexican Peso	DBAB	Buy	36,456,000	2,247,457	7/20/16	—	(143,795)
Malaysian Ringgit	HSBC	Buy	20,416,100	4,762,883	7/29/16	452,873	—
Malaysian Ringgit	HSBC	Sell	1,800,000	462,250	7/29/16	2,399	—
South Korean Won	DBAB	Buy	10,640,940,000	8,799,620	8/04/16	475,403	—
South Korean Won	DBAB	Sell	10,640,940,000	8,628,722	8/04/16	—	(646,301)
Mexican Peso	MSCO	Buy	73,028,700	4,368,529	8/08/16	—	(161,822)
Mexican Peso	JPHQ	Buy	13,066,100	771,772	8/22/16	—	(20,101)
Mexican Peso	DBAB	Buy	5,075,428	286,846	10/18/16	3,592	—
Total Forward Exchange Contracts						$950,309	$(1,523,640)
Net unrealized appreciation (depreciation)							$(573,331)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 24.

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FRANKLIN TEMPLETON GLOBAL TRUST

Financial Statements

Statement of Assets and Liabilities
April 30, 2016 (unaudited)

Templeton Hard Currency Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$41,405,150
Cost - Non-controlled affiliates (Note 3f)	43,088,654
Total cost of investments	$84,493,804
Value - Unaffiliated issuers	$42,577,502
Value - Non-controlled affiliates (Note 3f)	43,088,654
Total value of investments	85,666,156
Foreign currency, at value (cost $926,144)	926,263
Receivables:
Investment securities sold	907,122
Capital shares sold	58,742
Interest.	56,558
Due from brokers.	1,180,000
Unrealized appreciation on OTC forward exchange contracts	950,309
Other assets	1,017
Total assets	89,746,167
Liabilities:
Payables:
Capital shares redeemed	115,761
Management fees	37,428
Distribution fees	18,116
Transfer agent fees	29,074
Unrealized depreciation on OTC forward exchange contracts	1,523,640
Accrued expenses and other liabilities	22,364
Total liabilities	1,746,383
Net assets, at value	$87,999,784
Net assets consist of:
Paid-in capital	$100,795,820
Accumulated net investment loss	(1,102,356)
Net unrealized appreciation (depreciation)	598,132
Accumulated net realized gain (loss)	(12,291,812)
Net assets, at value	$87,999,784
Class A:
Net assets, at value	$67,574,106
Shares outstanding	8,689,766
Net asset value per share[a]	$7.78
Maximum offering price per share (net asset value per share ÷ 97.75%)	$7.96
Advisor Class :
Net assets, at value	$20,425,678
Shares outstanding	2,594,813
Net asset value and maximum offering price per share	$7.87

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TEMPLETON GLOBAL TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended April 30, 2016 (unaudited)

Templeton Hard Currency Fund

Investment income:
Interest	$75,852
Expenses:
Management fees (Note 3a)	313,997
Distribution fees: (Note 3c)
Class A	103,215
Transfer agent fees: (Note 3e)
Class A	71,348
Advisor Class	21,873
Custodian fees (Note 4)	2,766
Reports to shareholders	15,917
Registration and filing fees	30,288
Professional fees	29,466
Trustees’ fees and expenses	4,029
Other	4,265
Total expenses.	597,164
Expenses waived/paid by affiliates (Note 3f)	(61,972)
Net expenses.	535,192
Net investment income (loss)	(459,340)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(120,799)
Foreign currency transactions	(3,849,414)
Net realized gain (loss)	(3,970,213)
Net change in unrealized appreciation (depreciation) on:
Investments	1,187,129
Translation of other assets and liabilities
denominated in foreign currencies	467,779
Net change in unrealized appreciation (depreciation)	1,654,908
Net realized and unrealized gain (loss)	(2,315,305)
Net increase (decrease) in net assets resulting from operations	$(2,774,645)

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FRANKLIN TEMPLETON GLOBAL TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Hard Currency Fund

	Six Months Ended
	April 30, 2016	Year Ended
	(unaudited)	October 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(459,340)	$(1,185,179)
Net realized gain (loss)	(3,970,213)	(23,287,336)
Net change in unrealized appreciation (depreciation)	1,654,908	4,039,337
Net increase (decrease) in net assets resulting from operations	(2,774,645)	(20,433,178)
Capital share transactions: (Note 2)
Class A	(11,919,452)	(76,655,694)
Advisor Class	(4,572,936)	(29,095,794)
Total capital share transactions	(16,492,388)	(105,751,488)
Net increase (decrease) in net assets	(19,267,033)	(126,184,666)
Net assets:
Beginning of period	107,266,817	233,451,483
End of period	$87,999,784	$107,266,817
Accumulated net investment loss included in net assets:
End of period	$(1,102,356)	$(643,016)

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FRANKLIN TEMPLETON GLOBAL TRUST

Notes to Financial Statements (unaudited)

Templeton Hard Currency Fund

1. Organization and Significant Accounting Policies

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Templeton Hard Currency Fund (Fund), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur

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Semiannual Report 15

FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Hard Currency Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include

16 Semiannual Report

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FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Hard Currency Fund (continued)

certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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Semiannual Report 17

FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Hard Currency Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund, enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At April 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	April 30, 2016		October 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold.	643,338	$5,034,736	2,006,884	$16,725,379
Shares redeemed	(2,184,813)	(16,954,188)	(11,145,689)	(93,381,073)
Net increase (decrease)	(1,541,475)	$(11,919,452)	(9,138,805)	$(76,655,694)
Advisor Class Shares:
Shares sold.	428,703	$3,344,533	927,639	$7,845,862
Shares redeemed	(1,011,166)	(7,917,469)	(4,345,295)	(36,941,656)
Net increase (decrease)	(582,463)	$(4,572,936)	(3,417,656)	$(29,095,794)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Hard Currency Fund (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.600%	In excess of $500 million

For the period ended April 30, 2016, the annualized effective investment management fee rate was 0.650% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based onthe Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board has adopted a reimbursement distribution plan for Class A pursuant to Rule 12b-1 under the 1940 Act, under which the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.45% per year of its average daily net assets. Effective August 1, 2015, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board. Costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
brokers/dealers	$1,029
CDSC retained	$—

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended April 30, 2016, the Fund paid transfer agent fees of $93,221, of which $43,290 was retained by Investor Services.

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Semiannual Report 19

FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Hard Currency Fund (continued)

3.	Transactions with Affiliates (continued)
f.	Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to November 1, 2013, the waiver was accounted for as a reduction to management fees.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affilliates
Institutional Fiduciary Trust Money Market
Portfolio	76,693,170	7,105,922	(40,710,438)	43,088,654	$43,088,654	$-	$-	0.22%

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended April 30, 2016, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At October 31, 2015, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$276,805
2019	63,831
Capital loss carryforwards not subject to expiration:
Short term	6,518,010
Long term	1,462,951
Total capital loss carryforwards	$8,321,597

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At October 31, 2015, the Fund deferred late-year ordinary losses of $775,338.

At April 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$84,570,690

Unrealized appreciation	$1,177,700
Unrealized depreciation	(82,234)
Net unrealized appreciation (depreciation)	$1,095,466

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Hard Currency Fund (continued)

6. Investment Transactions

There were no purchases or sales of investments (other than short term securities) for the period ended April 30, 2016.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Other Derivative Information

At April 30, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts	Statement of		Statement of
Not Accounted for as	Assets and Liabilities		Assets and Liabilities
Hedging Instruments	Location	Fair Value	Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC	$950,309	Unrealized depreciation on OTC	$1,523,640
	forward exchange contracts		forward exchange contracts

For the period ended April 30, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change
in Unrealized
Derivative Contacts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss)	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Period	Operations Locations	for the Period

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Foreign exchange contracts	Foreign currency transactions	$(3,753,020)[a]	Translation of other assets	$471,766	[a]
and liabilities denominated
in foreign currencies

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the period ended April 30, 2016, the average month end fair value of derivatives represented 3.86% of average month end net assets. The average month end number of open derivative contracts for the period was 15.

At April 30, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of
	Assets and Liabilities Presented
	in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$950,309	$1,523,640

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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Semiannual Report 21

FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Hard Currency Fund (continued)

8. Other Derivative Information (continued)

At April 30, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a]	Received	than zero)
Counterparty
DBAB	$478,995	$(478,995)	$—	$—	$—
HSBC	455,272	—	(255,557)	—	199,715
JPHQ	16,042	(16,042)	—	—	—
MSCO	—	—	—	—	—
Total	$950,309	$(495,037)	$(255,557)	$—	$199,715

[a]At April 30, 2016, the Fund received United Kingdom Treasury Bonds as collateral for derivatives.

At April 30, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged[b]	than zero)
Counterparty
DBAB	$1,258,788	$(478,995)	$—	$(779,793)	$—
HSBC	—	—	—	—	—
JPHQ	103,030	(16,042)	—	—	86,988
MSCO	161,822	—	—	(161,822)	—
Total.	$1,523,640	$(495,037)	$—	$(941,615)	$86,988

bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateral-
ization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 24.

9. Upcoming Reposition

On February 23, 2016, the Board approved a proposal to reposition the Fund, subject to shareholder approval of certain matters. Among other things, the repositioning would involve changing the name of the Fund to Templeton Global Currency Fund, changing the investment goal of the Fund, and modifying the Fund’s principal investment strategies. In May 2016 shareholders of the Fund received a proxy statement requesting their votes on certain proposals related to the repositioning and other matters. If such proposals are approved by the Fund’s shareholders, the repositioning is currently expected to be completed on or about August 19, 2016.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Hard Currency Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended April 30, 2016, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from The independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$42,577,502	$—	$42,577,502
Money Market Funds	43,088,654	—	—	43,088,654
Total Investments in Securities	$43,088,654	$42,577,502	$—	$85,666,156

Other Financial Instruments
Forward Exchange Contracts	$—	$950,309	$—	$950,309

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$1,523,640	$—	$1,523,640

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FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Hard Currency Fund (continued)

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.

Abbreviations

Counterparty		Currency
DBAB	Deutsche Bank AG	HKD	Hong Kong Dollar
HSBC	HSBC Bank PLC	SGD	Singapore Dollar
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley

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FRANKLIN TEMPLETON GLOBAL TRUST

TEMPLETON HARD CURRENCY FUND

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 23, 2016, the Board of Trustees (Board), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “non-interested Trustees” or “independent Trustees”), approved renewal of the investment management agreement for Templeton Hard Currency Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, risk control, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Broadridge report, which utilizes data from Lipper, Inc. (Lipper), compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Board also received a report on all marketing support payments made by FTI to financial intermediaries during the past year, as well as a memorandum relating to third-party servicing arrangements in response to a Guidance Update from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. The Board noted that the Manager had recently proposed changes to the Fund, including to the Fund’s investment strategy, which would enhance its ability to remain competitive with peers. The changes, which the Board approved along with a proposed change to the Fund’s board of trustees, would be presented to shareholders in 2016.

While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to continue the investment management agreement.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration

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FRANKLIN TEMPLETON GLOBAL TRUST TEMPLETON HARD CURRENCY FUND SHAREHOLDER INFORMATION

was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Additionally, the Board noted the Manager’s continued attention to pricing and valuation issues, particularly with respect to complex securities. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm that also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and steps taken by FTI to enhance analytical support to the investment management groups and provide additional oversight of liquidity risk and complex securities. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued introduction of new funds and reassessment of fund offerings in response to the market environment.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Broadridge report furnished for the agreement renewal. The Broadridge report prepared for the Fund showed the investment performance of its Class A shares during 2015, as well as for the previous 10 years ended December 31, 2015, in comparison to a performance universe consisting of all retail and institutional alternative currency strategies funds as selected by Lipper. The Broadridge report showed the Fund’s income return during 2015 to be in the middle quintile of its performance universe, and on an annualized basis to be in the middle quintile of such universe for each of the previous three-, five- and 10-year periods. The Broadridge report showed the Fund’s total return during 2015 to be in the second-lowest performing quintile of such universe, and on an annualized basis to be in the second-lowest performing quintile for each of the previous three- and five-year periods, and in the middle performing quintile of such universe for the previous 10-year period. The Board took into account the Fund’s current mandate to protect against the depreciation of the U.S. dollar in relation to other currencies and found the Fund’s overall comparative performance as set forth in the Broadridge report to be acceptable.

COMPARATIVE EXPENSES. Consideration was given to the management fees and total expense ratio of the Fund compared with an expense group consisting of the Fund and five other alternative currency strategies funds as selected by Lipper. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its peer group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fees, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares for funds having multiple share classes. The results of such expense comparisons showed the contractual investment management fee rate for the Fund to be within 1.2 basis points of the median for its Lipper expense group, and its actual total expense ratio to be within two basis points of the median for such expense group. The Board found the level of the Fund’s contractual management fee rate and total expense ratio in comparison to its Lipper expense group to be acceptable.

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FRANKLIN TEMPLETON GLOBAL TRUST

TEMPLETON HARD CURRENCY FUND

SHAREHOLDER INFORMATION

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2015, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from personnel and systems enhancements necessitated by fund growth, increased leverage with service providers and counterparties, allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee declines. The fee structure under the Fund’s investment management agreement provides for an initial management fee of 0.65% on the first $500 million of Fund assets, with a reduction in such fee to 0.60% on Fund assets in excess of $500 million. At December 31, 2015, the Fund had net assets of approximately $100.3 million, and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believes this schedule of fees provides a sharing of benefits with the Fund and its shareholders.

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Semiannual Report 27

FRANKLIN TEMPLETON GLOBAL TRUST TEMPLETON HARD CURRENCY FUND SHAREHOLDER INFORMATION

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date June 24, 2016

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Date June 24, 2016